Vessels, net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]	Owned or Finance Leased Vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Samba	2015	84,000	Kamsarmax
Total Kamsarmax		84,000
Total Owned or Financed Leased Vessels DWT		84,000